Other assets	12 Months Ended
Dec. 31, 2022
Other Assets1 [Abstract]
Other assets	Other assets

	2022	2021
	$	$

Low-grade stockpile	48,882	34,318
Reclamation deposits	32,203	26,170
Deferred financing costs (Note 10)	6,711	8,959
Loan to associate	5,095	—
Debt service reserve account (Note 10)	2,801	8,701
Other	2,403	4,223
	98,095	82,371

During the year ended December 31, 2022, the Company issued a promissory note to its associate BeMetals Corp. for the principal amount of $5 million. The note has a term of 3 years and bears interest at 4.7% annually.